NET INCOME PER SHARE (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to shareholders of the Company | ¥		¥ 6,264,314	¥ 4,285,336	¥ 4,024,173
Denominator:
Weighted average ordinary shares outstanding used in computing basic income per ordinary share		298,012,150	320,749,805	312,589,273
Plus: incremental weighted average ordinary shares from assumed exercise of stock options and restricted shares using the treasury stock method		5,437,714	7,759,140	9,429,237
Weighted average ordinary shares outstanding used in computing diluted income per ordinary share		303,449,864	328,508,945	322,018,510
Basic net income per share | (per share)	$ 2.88	¥ 21.02	¥ 13.36	¥ 12.87
Diluted net income per share | (per share)	$ 2.83	¥ 20.64	¥ 13.04	¥ 12.5
Anti-dilutive securities excluded from the calculation of diluted net income per share		30,874	370,590	0